THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND JUNE 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.5%

	Shares	Value
BELGIUM — 0.9%
Consumer Staples — 0.9%
Anheuser-Busch InBev	2,221,423	$183,668,425
TOTAL BELGIUM		183,668,425

BRAZIL — 15.2%
Consumer Staples — 1.6%
Ambev ADR	104,329,033	327,593,163

Energy — 4.0%
Petroleo Brasileiro - Petrobras ADR	51,669,775	834,983,564

Financials — 2.2%
B3 - Brasil Bolsa Balcao	57,525,100	161,374,134
Banco BTG Pactual	27,662,348	290,468,149
		451,842,283
Industrials — 0.5%
Embraer ADR	1,822,986	116,306,507

Utilities — 6.9%
Axia Energia	49,419,246	516,972,411
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	43,835,849	251,618,169
Cia Paranaense de Energia - Copel	46,956,600	136,534,710
Eneva *	57,116,700	295,186,724
Equatorial	32,504,100	244,913,475
		1,445,225,489
TOTAL BRAZIL		3,175,951,006

CHINA — 10.3%
Communication Services — 3.2%
NetEase	5,385,900	138,333,604
NetEase ADR	701,920	89,944,029
Tencent Holdings	7,922,300	437,217,380
		665,495,013
Consumer Discretionary — 0.4%
JD.com, Cl A	6,039,600	76,954,756

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND JUNE 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CHINA (continued)
Energy — 1.2%
PetroChina, Cl A	121,411,089	$154,656,621
PetroChina, Cl H	91,314,000	98,561,737
		253,218,358
Financials — 4.0%
China Construction Bank, Cl H	304,772,000	314,389,823
Industrial & Commercial Bank of China, Cl H	377,842,000	310,423,507
PICC Property & Casualty, Cl H	112,208,000	205,925,021
		830,738,351
Industrials — 1.5%
Contemporary Amperex Technology, Cl A	5,617,983	326,570,934
TOTAL CHINA		2,152,977,412

FRANCE — 3.4%
Energy — 3.4%
TotalEnergies	9,069,370	701,724,146
TOTAL FRANCE		701,724,146

GREECE — 1.6%
Financials — 1.6%
Eurobank	25,533,825	121,855,105
National Bank of Greece	11,582,956	200,236,276
TOTAL GREECE		322,091,381

HONG KONG — 3.9%
Financials — 3.9%
AIA Group	68,644,200	628,517,886
Hong Kong Exchanges & Clearing	4,131,000	192,222,481
TOTAL HONG KONG		820,740,367

HUNGARY — 1.2%
Financials — 1.2%
OTP Bank Nyrt	1,735,400	256,359,964
TOTAL HUNGARY		256,359,964

INDIA — 21.6%
Communication Services — 2.4%
Bharti Airtel	25,857,731	506,533,447

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND JUNE 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
Consumer Staples — 2.6%
ITC	132,402,443	$401,564,287
Patanjali Foods	31,473,563	136,824,864
		538,389,151
Energy — 1.4%
Coal India	60,726,669	282,068,603

Financials — 1.3%
Power Finance	59,346,566	266,482,708

Industrials — 4.7%
Adani Enterprises	10,518,326	338,024,144
Adani Ports & Special Economic Zone	22,203,008	425,319,363
GMR Airports *	181,409,903	215,158,907
		978,502,414
Information Technology — 0.8%
Infosys ADR	15,560,793	163,232,719

Materials — 1.5%
JSW Steel	24,902,245	322,989,192

Utilities — 6.9%
Adani Energy Solutions *	15,880,537	250,731,140
Adani Green Energy *	25,079,727	396,120,425
Adani Power *	247,297,583	585,242,519
JSW Energy	33,270,522	205,266,559
		1,437,360,643
TOTAL INDIA		4,495,558,877

ITALY — 1.0%
Energy — 1.0%
Eni	8,678,737	203,742,644
TOTAL ITALY		203,742,644

KAZAKHSTAN — 0.0%
Materials — 0.0%
Solidcore Resources PLC * (A)	939,651	120
TOTAL KAZAKHSTAN		120

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND JUNE 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MEXICO — 3.5%
Communication Services — 1.7%
America Movil	265,598,900	$345,493,268

Financials — 1.3%
Grupo Financiero Banorte, Cl O	26,040,100	275,992,647

Industrials — 0.5%
Grupo Aeroportuario del Pacifico, Cl B	4,481,808	113,342,068
TOTAL MEXICO		734,827,983

PHILIPPINES — 1.3%
Industrials — 1.3%
International Container Terminal Services	19,167,220	278,905,881
TOTAL PHILIPPINES		278,905,881

POLAND — 1.1%
Financials — 1.1%
Powszechna Kasa Oszczednosci Bank Polski	8,480,951	233,044,866
TOTAL POLAND		233,044,866

RUSSIA — 0.0%
Energy — 0.0%
Gazprom PJSC * (A)	30,141,513	3,835
LUKOIL PJSC * (A)	2,087,971	266
Rosneft Oil PJSC * (A)	23,574,787	2,999
		7,100
Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	1,555,600	198
Polyus PJSC * (A)	426,420	54
Severstal PAO * (A)	772,406	98
		350
TOTAL RUSSIA		7,450

SAUDI ARABIA — 1.1%
Energy — 1.1%
Saudi Arabian Oil	31,883,508	221,548,044
TOTAL SAUDI ARABIA		221,548,044

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND JUNE 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SINGAPORE — 1.2%
Communication Services — 1.0%
Singapore Telecommunications	61,149,232	$208,812,915

Industrials — 0.2%
Singapore Technologies Engineering	6,247,100	50,327,984
TOTAL SINGAPORE		259,140,899

SOUTH KOREA — 1.0%
Industrials — 1.0%
Hanwha Aerospace	306,519	198,373,292
TOTAL SOUTH KOREA		198,373,292

TAIWAN — 12.6%
Information Technology — 12.6%
Hon Hai Precision Industry	30,613,000	244,282,297
Taiwan Semiconductor Manufacturing	27,221,282	2,147,494,593
Taiwan Semiconductor Manufacturing ADR	476,946	227,775,101
TOTAL TAIWAN		2,619,551,991

UNITED ARAB EMIRATES — 4.4%
Energy — 0.9%
Adnoc Gas PLC	208,012,990	194,916,001

Financials — 1.1%
First Abu Dhabi Bank PJSC	47,746,203	221,215,988

Industrials — 2.4%
Alpha Dhabi Holding PJSC	75,266,738	162,225,166
International Holding PJSC *	3,242,034	338,163,045
		500,388,211
TOTAL UNITED ARAB EMIRATES		916,520,200

UNITED KINGDOM — 6.0%
Consumer Staples — 2.8%
Coca-Cola HBC	4,169,916	271,982,506
Unilever ADR	5,207,689	313,086,289
		585,068,795
Energy — 2.0%
BP PLC	67,686,138	417,450,465

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND JUNE 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM (continued)
Financials — 1.2%
HSBC Holdings	6,957,055	$131,631,915
Standard Chartered	4,046,757	109,500,376
		241,132,291
TOTAL UNITED KINGDOM		1,243,651,551

UNITED STATES — 3.2%
Consumer Staples — 3.2%
Philip Morris International	3,724,519	673,802,732

TOTAL UNITED STATES		673,802,732
Total Common Stock
(Cost $16,301,214,990)		19,692,189,231

PREFERRED STOCK — 5.3%

BRAZIL — 5.3%
Energy — 3.8%
Petroleo Brasileiro - Petrobras (B)	108,121,009	788,981,831

Financials — 1.5%
Itau Unibanco Holding (B)	38,572,734	315,083,259
TOTAL BRAZIL		1,104,065,090
Total Preferred Stock
(Cost $888,525,914)		1,104,065,090

Total Investments— 99.8%
(Cost $17,189,740,904)		$20,796,254,321

Percentages are based on Net Assets of $20,842,241,237.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND JUNE 30, 2026 (Unaudited)

PLC — Public Limited Company

GQG-QH-001-1900

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
JUNE 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%

	Shares	Value
BELGIUM — 0.7%
Consumer Staples — 0.7%
Anheuser-Busch InBev	171,634	$14,190,790
Anheuser-Busch InBev ADR	74,424	6,132,537
TOTAL BELGIUM		20,323,327

BRAZIL — 1.6%
Energy — 0.5%
Petroleo Brasileiro - Petrobras ADR	939,294	15,178,991

Financials — 1.1%
Itau Unibanco Holding ADR	4,160,111	33,988,104
TOTAL BRAZIL		49,167,095

CANADA — 2.8%
Energy — 2.8%
Enbridge	1,019,926	55,289,874
TC Energy	495,405	32,795,375
TOTAL CANADA		88,085,249

FRANCE — 3.8%
Energy — 3.0%
TotalEnergies	1,195,430	92,493,977

Industrials — 0.8%
Safran	60,779	23,966,556
TOTAL FRANCE		116,460,533

INDIA — 5.6%
Communication Services — 0.9%
Bharti Airtel	1,484,493	29,080,098

Consumer Staples — 0.8%
ITC	7,784,162	23,608,639

Financials — 1.2%
ICICI Bank ADR	1,319,553	38,306,624

Industrials — 1.3%
Adani Enterprises	1,238,340	39,796,144

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
Utilities — 1.4%
Adani Power *	18,589,902	$43,993,964
TOTAL INDIA		174,785,469

ITALY — 2.4%
Energy — 0.9%
Eni	1,218,221	28,599,042

Utilities — 1.5%
Enel	4,124,203	47,335,252
TOTAL ITALY		75,934,294

JAPAN — 0.7%
Consumer Staples — 0.7%
Japan Tobacco	596,600	22,023,721
TOTAL JAPAN		22,023,721

NETHERLANDS — 1.7%
Consumer Staples — 1.1%
Heineken	398,972	33,519,290

Information Technology — 0.6%
ASML Holding	10,284	20,376,630
TOTAL NETHERLANDS		53,895,920

RUSSIA — 0.0%
Energy — 0.0%
LUKOIL PJSC * (A)	57,094	7
TOTAL RUSSIA		7

SPAIN — 3.8%
Financials — 1.3%
Banco Santander	2,867,915	39,830,685

Utilities — 2.5%
Iberdrola	3,108,974	77,428,552
TOTAL SPAIN		117,259,237

SWITZERLAND — 4.2%
Consumer Staples — 1.6%
Nestle	479,808	49,293,944

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
SWITZERLAND (continued)
Health Care — 2.6%
Novartis	509,031	$79,690,831
TOTAL SWITZERLAND		128,984,775

UNITED ARAB EMIRATES — 0.5%
Industrials — 0.5%
International Holding PJSC *	150,713	15,720,245
TOTAL UNITED ARAB EMIRATES		15,720,245

UNITED KINGDOM — 7.9%
Consumer Staples — 3.6%
British American Tobacco ADR	818,465	50,548,398
British American Tobacco PLC	987,177	61,126,092
		111,674,490
Financials — 1.1%
HSBC Holdings	1,142,473	21,616,317
Lloyds Banking Group PLC	9,781,643	14,324,296
		35,940,613
Health Care — 2.2%
AstraZeneca	360,905	67,422,943

Utilities — 1.0%
National Grid PLC	1,900,596	31,366,721
TOTAL UNITED KINGDOM		246,404,767

UNITED STATES — 62.2%
Communication Services — 5.9%
AT&T	3,304,847	68,410,333
Meta Platforms, Cl A	44,535	25,086,120
Verizon Communications	2,140,794	90,641,218
		184,137,671
Consumer Discretionary — 0.5%
Amazon.com *	65,357	15,577,187

Consumer Staples — 14.0%
Altria Group	1,885,999	135,697,628
Coca-Cola	1,094,780	88,972,771
Hershey	186,101	32,651,420

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Philip Morris International	979,832	$177,261,407
		434,583,226
Energy — 6.3%
Chevron	222,003	36,799,217
Devon Energy	593,944	24,541,766
Exxon Mobil	994,634	135,986,361
		197,327,344
Financials — 10.2%
Allstate	343,008	81,615,323
Chubb	249,609	85,051,771
Progressive	420,683	91,898,201
Travelers	172,656	56,997,199
		315,562,494
Health Care — 6.6%
AbbVie	111,778	28,127,816
Cigna Group	363,629	100,245,243
CVS Health	535,544	55,402,027
Intuitive Surgical *	51,126	20,331,787
		204,106,873
Information Technology — 4.9%
Apple	107,633	31,144,685
Broadcom	41,278	15,592,765
Dell Technologies, Cl C	84,200	36,328,932
Microsoft	67,632	25,228,089
NVIDIA	220,471	44,114,042
		152,408,513
Utilities — 13.8%
American Electric Power	777,468	106,365,397
American Water Works	553,086	72,775,056
CMS Energy	427,969	32,739,629
Duke Energy	505,508	63,987,203
Exelon	994,839	46,379,394
NextEra Energy	509,931	44,756,644

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Utilities (continued)
Xcel Energy	763,188	$61,283,996
		428,287,319
TOTAL UNITED STATES		1,931,990,627
Total Common Stock
(Cost $2,664,402,989)		3,041,035,266

PREFERRED STOCK — 1.7%

BRAZIL — 1.7%
Energy — 1.7%
Petroleo Brasileiro - Petrobras (B)	7,048,251	51,432,576
TOTAL BRAZIL		51,432,576

Total Preferred Stock
(Cost $42,781,033)		51,432,576

Total Investments— 99.6%
(Cost $2,707,184,022)		$3,092,467,842

Percentages are based on Net Assets of $3,104,911,959.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

PLC — Public Limited Company

GQG-QH-003-1500

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
JUNE 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.6%

	Shares	Value
BERMUDA — 1.9%
Financials — 1.9%
RenaissanceRe Holdings	158,108	$50,104,425
TOTAL BERMUDA		50,104,425

SWITZERLAND — 3.4%
Health Care — 3.4%
Novartis ADR	564,879	88,527,837
TOTAL SWITZERLAND		88,527,837

UNITED KINGDOM — 1.3%
Energy — 1.3%
BP PLC ADR	871,672	32,208,281
TOTAL UNITED KINGDOM		32,208,281

UNITED STATES — 89.0%
Communication Services — 9.2%
AT&T	4,875,854	100,930,178
Meta Platforms, Cl A	56,447	31,796,031
Verizon Communications	2,512,390	106,374,592
		239,100,801
Consumer Discretionary — 1.7%
McDonald's	159,749	43,181,752

Consumer Staples — 16.5%
Altria Group	2,089,644	150,349,886
Coca-Cola	1,068,948	86,873,404
Hershey	215,533	37,815,265
Philip Morris International	844,108	152,707,578
		427,746,133
Energy — 11.4%
Chevron	264,793	43,892,088
Devon Energy	951,423	39,312,799
Diamondback Energy	152,899	26,876,586
Exxon Mobil	1,345,185	183,913,693
		293,995,166
Financials — 16.6%
Allstate	441,156	104,968,659
Bank of America	908,788	51,782,740

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Financials (continued)
Cincinnati Financial	307,584	$56,946,102
Old Republic International	494,005	20,214,684
Progressive	480,533	104,972,434
State Street	298,325	50,595,920
Travelers	124,598	41,132,292
		430,612,831
Health Care — 9.9%
AbbVie	200,480	50,448,787
Cigna Group	400,557	110,425,554
CVS Health	636,746	65,871,374
Intuitive Surgical *	71,398	28,393,556
		255,139,271
Information Technology — 5.9%
Apple	113,157	32,743,110
Dell Technologies, Cl C	105,775	45,637,681
Microsoft	59,113	22,050,331
NVIDIA	263,519	52,727,517
		153,158,639
Utilities — 17.8%
American Electric Power	381,004	52,125,157
American Water Works	649,108	85,409,631
Atmos Energy	318,997	54,953,613
CenterPoint Energy	1,017,102	44,793,172
Duke Energy	350,550	44,372,619
Exelon	1,407,361	65,611,170
NextEra Energy	513,564	45,075,512
Xcel Energy	856,044	68,740,333
		461,081,207
TOTAL UNITED STATES		2,304,015,800
Total Common Stock
(Cost $2,264,287,793)		2,474,856,343

Total Investments— 95.6%
(Cost $2,264,287,793)		$2,474,856,343

Percentages are based on Net Assets of $2,589,035,582.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
JUNE 30, 2026
(Unaudited)

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

GQG-QH-002-1600

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
JUNE 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%

	Shares	Value
BRAZIL — 8.1%
Energy — 4.5%
Petroleo Brasileiro - Petrobras ADR	591,986	$9,566,494

Financials — 1.8%
Itau Unibanco Holding ADR	474,517	3,876,803

Utilities — 1.8%
Axia Energia	354,231	3,706,936
		3,706,936
TOTAL BRAZIL		17,150,233

CANADA — 3.0%
Energy — 3.0%
Enbridge	117,295	6,358,526
TOTAL CANADA		6,358,526

CHINA — 2.0%
Financials — 2.0%
China Construction Bank, Cl H	2,016,000	2,079,620
Industrial & Commercial Bank of China, Cl H	2,584,000	2,122,936
TOTAL CHINA		4,202,556

FRANCE — 5.4%
Energy — 2.9%
TotalEnergies	79,823	6,176,143

Financials — 1.5%
BNP Paribas	27,248	3,184,334

Health Care — 1.0%
Sanofi	25,170	2,153,448
TOTAL FRANCE		11,513,925

GERMANY — 1.7%
Financials — 1.0%
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,887	2,172,069

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
GERMANY (continued)
Information Technology — 0.7%
SAP	9,995	$1,541,657
TOTAL GERMANY		3,713,726

INDIA — 1.4%
Consumer Staples — 1.4%
ITC	974,539	2,955,686
TOTAL INDIA		2,955,686

ITALY — 6.1%
Energy — 2.8%
Eni	14,078	330,496
Eni ADR	121,531	5,694,943
		6,025,439
Utilities — 3.3%
Enel	601,437	6,902,951
TOTAL ITALY		12,928,390

JAPAN — 2.9%
Consumer Staples — 1.0%
Japan Tobacco	56,300	2,078,336

Financials — 1.9%
Tokio Marine Holdings	95,200	4,187,634
TOTAL JAPAN		6,265,970

NETHERLANDS — 0.9%
Industrials — 0.9%
Wolters Kluwer	28,846	1,866,318
TOTAL NETHERLANDS		1,866,318

RUSSIA — 0.0%
Energy — 0.0%
Gazprom PJSC * (A)	177,982	23
Rosneft Oil PJSC * (A)	134,799	17
		40
Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	151,100	19

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
RUSSIA (continued)
Materials (continued)
Polyus PJSC * (A)	1,565	$—
		19
TOTAL RUSSIA		59

SPAIN — 3.8%
Financials — 1.3%
CaixaBank	190,893	2,706,264

Utilities — 2.5%
Iberdrola	218,095	5,431,625
TOTAL SPAIN		8,137,889

SWITZERLAND — 3.5%
Financials — 0.9%
Swiss Re	11,532	1,836,078

Health Care — 2.6%
Novartis	35,483	5,555,005
TOTAL SWITZERLAND		7,391,083

UNITED ARAB EMIRATES — 2.9%
Energy — 1.0%
Adnoc Gas PLC	2,314,192	2,168,485

Financials — 1.9%
First Abu Dhabi Bank PJSC	849,259	3,934,756
TOTAL UNITED ARAB EMIRATES		6,103,241

UNITED KINGDOM — 13.7%
Consumer Staples — 9.2%
British American Tobacco PLC	184,458	11,421,657
Imperial Brands PLC	132,482	4,899,322
Unilever PLC	54,924	3,301,139
		19,622,118
Energy — 0.8%
BP PLC	269,352	1,661,213

Financials — 1.5%
Lloyds Banking Group PLC	2,191,505	3,209,253

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM (continued)
Financials (continued)
NatWest Group PLC	11,549	$101,969
		3,311,222
Health Care — 0.6%
GSK PLC	45,205	1,187,474

Utilities — 1.6%
National Grid PLC	130,580	2,155,043
SSE PLC	36,843	1,189,362
		3,344,405
TOTAL UNITED KINGDOM		29,126,432

UNITED STATES — 41.6%
Communication Services — 6.2%
AT&T	291,042	6,024,570
Verizon Communications	168,707	7,143,054
		13,167,624
Consumer Staples — 9.7%
Altria Group	118,464	8,523,485
Philip Morris International	67,471	12,206,179
		20,729,664
Energy — 3.1%
Chevron	18,775	3,112,144
Exxon Mobil	25,867	3,536,536
		6,648,680
Financials — 2.9%
Progressive	28,112	6,141,066

Health Care — 5.8%
AbbVie	8,794	2,212,922
Cigna Group	18,909	5,212,833
CVS Health	12,401	1,282,883
Johnson & Johnson	14,246	3,618,057
		12,326,695
Information Technology — 1.3%
International Business Machines	9,600	2,699,616

Utilities — 12.6%
American Electric Power	63,213	8,648,170

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY VALUE FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Utilities (continued)
CenterPoint Energy	54,946	$2,419,822
Exelon	84,438	3,936,499
NextEra Energy	43,041	3,777,709
PPL	90,391	3,285,713
Xcel Energy	58,439	4,692,652
		26,760,565
TOTAL UNITED STATES		88,473,910
Total Common Stock
(Cost $175,505,040)		206,187,944

Total Investments— 97.0%
(Cost $175,505,040)		$206,187,944

Percentages are based on Net Assets of $212,640,541.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company
PLC — Public Limited Company

GQG-QH-006-1100

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
JUNE 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%

	Shares	Value
BELGIUM — 1.3%
Financials — 1.3%
KBC Group	59,846	$8,178,886
TOTAL BELGIUM		8,178,886

BRAZIL — 9.4%
Communication Services — 1.0%
Telefonica Brasil	957,226	6,284,168

Consumer Staples — 1.4%
Ambev ADR	2,797,088	8,782,856

Energy — 2.4%
Petroleo Brasileiro - Petrobras ADR	956,665	15,459,706

Financials — 2.7%
BB Seguridade Participacoes	946,200	7,144,099
Itau Unibanco Holding ADR	1,230,890	10,056,371
		17,200,470
Utilities — 1.9%
Axia Energia	1,195,724	12,510,931
		12,510,931
TOTAL BRAZIL		60,238,131

CANADA — 5.2%
Energy — 5.2%
Canadian Natural Resources	198,123	7,836,943
Cenovus Energy	223,948	5,554,700
Enbridge	232,118	12,583,045
TC Energy	111,651	7,391,198
TOTAL CANADA		33,365,886

CHINA — 2.5%
Financials — 2.5%
China Construction Bank, Cl H	7,742,000	7,986,318
Industrial & Commercial Bank of China, Cl H	9,890,000	8,125,323
TOTAL CHINA		16,111,641

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FRANCE — 8.3%
Communication Services — 1.1%
Publicis Groupe	67,403	$6,665,048

Energy — 3.6%
TotalEnergies	297,599	23,026,120

Financials — 2.1%
BNP Paribas	61,455	7,181,930
Credit Agricole	318,473	6,409,406
		13,591,336
Health Care — 1.5%
Sanofi	109,921	9,404,415
TOTAL FRANCE		52,686,919

GERMANY — 4.6%
Financials — 1.5%
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	17,338	9,688,534

Information Technology — 1.0%
SAP ADR	42,684	6,578,031

Utilities — 2.1%
E.ON	633,908	13,043,620
TOTAL GERMANY		29,310,185

GREECE — 1.4%
Financials — 1.4%
National Bank of Greece	518,789	8,968,382
TOTAL GREECE		8,968,382

INDIA — 5.3%
Consumer Staples — 1.6%
ITC	3,472,781	10,532,621

Financials — 1.1%
Power Finance	1,638,428	7,357,001

Industrials — 1.3%
Adani Ports & Special Economic Zone	427,428	8,187,783

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
Information Technology — 1.3%
Infosys ADR	763,733	$8,011,559
TOTAL INDIA		34,088,964

ITALY — 4.3%
Energy — 1.4%
Eni	369,341	8,670,676

Utilities — 2.9%
Enel	1,612,084	18,502,581
TOTAL ITALY		27,173,257

JAPAN — 4.8%
Consumer Staples — 1.5%
Japan Tobacco	257,900	9,520,479

Financials — 2.4%
Tokio Marine Holdings	340,000	14,955,835

Health Care — 0.9%
Takeda Pharmaceutical	183,400	5,848,328
TOTAL JAPAN		30,324,642

NETHERLANDS — 3.4%
Consumer Staples — 1.6%
Koninklijke Ahold Delhaize	262,672	10,583,104

Industrials — 1.8%
Wolters Kluwer	173,930	11,253,162
TOTAL NETHERLANDS		21,836,266

POLAND — 1.1%
Financials — 1.1%
Powszechna Kasa Oszczednosci Bank Polski	262,198	7,204,840
TOTAL POLAND		7,204,840

RUSSIA — 0.0%
Energy — 0.0%
Gazprom PJSC * (A)	141,071	18
Rosneft Oil PJSC * (A)	98,129	13
		31

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
RUSSIA (continued)
Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	86,600	$11
Polyus PJSC * (A)	1,135	—
		11
TOTAL RUSSIA		42

SAUDI ARABIA — 1.0%
Energy — 1.0%
Saudi Arabian Oil	944,731	6,564,626
TOTAL SAUDI ARABIA		6,564,626

SOUTH KOREA — 1.1%
Financials — 1.1%
Samsung Fire & Marine Insurance	17,883	7,216,344
TOTAL SOUTH KOREA		7,216,344

SPAIN — 4.0%
Financials — 1.3%
CaixaBank	586,301	8,311,911

Utilities — 2.7%
Iberdrola	689,466	17,171,052
TOTAL SPAIN		25,482,963

SWEDEN — 1.5%
Financials — 1.5%
Svenska Handelsbanken, Cl A	650,599	9,591,770
TOTAL SWEDEN		9,591,770

SWITZERLAND — 7.8%
Consumer Staples — 3.0%
Nestle	186,882	19,199,661

Health Care — 4.8%
Novartis	137,908	21,590,047
Roche Holding	22,342	9,199,863
		30,789,910
TOTAL SWITZERLAND		49,989,571

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED ARAB EMIRATES — 2.9%
Energy — 1.3%
Adnoc Gas PLC	8,694,864	$8,147,415

Financials — 1.6%
First Abu Dhabi Bank PJSC	2,272,732	10,529,940
TOTAL UNITED ARAB EMIRATES		18,677,355

UNITED KINGDOM — 21.6%
Consumer Staples — 10.6%
British American Tobacco PLC	622,136	38,522,719
Imperial Brands PLC	524,783	19,407,020
Unilever PLC	166,541	10,009,708
		67,939,447
Energy — 4.2%
BP PLC	2,834,720	17,482,977
Shell PLC	240,135	9,306,791
		26,789,768
Financials — 1.7%
Lloyds Banking Group PLC	7,122,090	10,429,631
NatWest Group PLC	81,920	723,292
		11,152,923
Health Care — 2.5%
AstraZeneca PLC	49,272	9,204,814
GSK PLC	244,799	6,430,539
		15,635,353
Utilities — 2.6%
National Grid PLC	989,735	16,334,214
TOTAL UNITED KINGDOM		137,851,705

UNITED STATES — 5.7%
Consumer Staples — 5.7%
Philip Morris International	201,710	36,491,356

TOTAL UNITED STATES		36,491,356
Total Common Stock
(Cost $531,899,039)		621,353,731

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
INTERNATIONAL QUALITY VALUE FUND
JUNE 30, 2026
(Unaudited)

PREFERRED STOCK — 1.0%

	Shares	Value
BRAZIL — 1.0%
Energy — 1.0%
Petroleo Brasileiro - Petrobras (B)	917,924	$6,698,285
TOTAL BRAZIL		6,698,285
Total Preferred Stock
(Cost $6,341,347)		6,698,285

Total Investments— 98.2%
(Cost $538,240,386)		$628,052,016

Percentages are based on Net Assets of $639,541,619.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company
PLC — Public Limited Company

GQG-QH-005-1100

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US QUALITY VALUE FUND
JUNE 30, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.2%

	Shares	Value
CANADA — 3.3%
Energy — 3.3%
Canadian Natural Resources	63,128	$2,493,556
Enbridge	108,119	5,861,131
TOTAL CANADA		8,354,687

FRANCE — 4.0%
Energy — 2.6%
TotalEnergies	84,127	6,541,715

Health Care — 1.4%
Sanofi ADR	86,580	3,693,503
TOTAL FRANCE		10,235,218

SWITZERLAND — 0.7%
Consumer Staples — 0.7%
Nestle ADR	16,866	1,731,970
TOTAL SWITZERLAND		1,731,970

UNITED KINGDOM — 3.8%
Energy — 2.3%
BP PLC ADR	153,944	5,688,231

Utilities — 1.5%
National Grid ADR	46,507	3,854,035
TOTAL UNITED KINGDOM		9,542,266

UNITED STATES — 82.4%
Communication Services — 9.5%
AT&T	398,883	8,256,878
Omnicom Group	43,795	3,189,590
Verizon Communications	298,725	12,648,017
		24,094,485
Consumer Discretionary — 1.9%
McDonald's	17,895	4,837,197

Consumer Staples — 16.2%
Altria Group	160,093	11,518,691
Coca-Cola	93,794	7,622,638
Hershey	25,290	4,437,131

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US QUALITY VALUE FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
PepsiCo	23,384	$3,166,194
Philip Morris International	79,190	14,326,263
		41,070,917
Energy — 11.9%
Chevron	43,930	7,281,836
Devon Energy	107,134	4,426,777
Exxon Mobil	87,686	11,988,430
Valero Energy	25,120	6,542,253
		30,239,296
Financials — 13.0%
Allstate	38,046	9,052,665
American International Group	68,685	5,119,093
Cincinnati Financial	32,370	5,992,982
FactSet Research Systems	20,063	4,616,095
Progressive	37,887	8,276,415
		33,057,250
Health Care — 9.3%
Bristol-Myers Squibb	90,942	5,240,078
Cigna Group	21,575	5,947,796
CVS Health	29,814	3,084,258
Merck	49,191	6,321,043
Pfizer	123,019	2,962,298
		23,555,473
Information Technology — 1.6%
International Business Machines	14,277	4,014,835

Utilities — 19.0%
American Electric Power	67,275	9,203,893
American Water Works	61,632	8,109,539
CMS Energy	69,924	5,349,186
Duke Energy	53,226	6,737,347
Exelon	76,360	3,559,903
NextEra Energy	60,126	5,277,259
Southern	50,526	4,835,843

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US QUALITY VALUE FUND
JUNE 30, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Utilities (continued)
Xcel Energy	63,212	$5,075,924
		48,148,894
TOTAL UNITED STATES		209,018,347
Total Common Stock
(Cost $208,021,714)		238,882,488

Total Investments— 94.2%
(Cost $208,021,714)		$238,882,488

Percentages are based on Net Assets of $253,558,149.

ADR — American Depositary Receipt
PLC — Public Limited Company

GQG-QH-004-1100